UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)
with a Copy to:

Frederick R. Bellamy, Esquire
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2009

Date of reporting period:	06/30/2009

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2009 through June 30, 2009 is filed herewith.

M FUND, INC.

Brandes International Equity Fund

Turner Core Growth Fund

Frontier Capital Appreciation Fund

Business Opportunity Value Fund

Semi-Annual Report
June 30, 2009

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2009

Shares		Value (Note 1)
	FOREIGN COMMON STOCKS—99.2%
	Bermuda—0.7%
161,390	XL Capital, Ltd.†	$1,849,529
	Brazil—2.0%
9,342	Brasil Telecom Participacoes SA, ADR†	358,733
259,200	Centrais Eletricas Brasileiras SA, SP ADR	3,779,136
56,717	Contax Participacoes SA, ADR†	72,598
56,717	Tele Norte Leste Participacoes SA, ADR	843,382
1,694	Telemig Celular Participacoes SA, ADR†	85,919
5,560	Tim Participacoes SA, ADR†	96,911
14,491	Vivo Participacoes SA, ADR†	274,459
		5,511,138
	Finland—1.9%
353,100	Nokia OYJ	5,168,281
	France—11.2%
1,432,500	Alcatel-Lucent†,*	3,590,956
165,384	Carrefour SA	7,053,433
147,600	Credit Agricole SA	1,836,756
49,200	Credit Agricole SA 144A#	612,252
204,729	France Telecom SA	4,638,404
322,600	Natixis*	623,741
503,256	Natixis 144A#	972,934
84,900	Renault SA*	3,115,009
149,527	Sanofi-Aventis	8,777,492
		31,220,977
	Germany—7.8%
135,646	BASF SE	5,387,676
68,800	Bayerische Motoren Werke AG†	2,588,921
185,900	Deutsche Post AG	2,419,965
551,400	Deutsche Telekom AG, Registered	6,493,725
84,600	Henkel AG & Co. KGaA (Preference)†	2,636,682
533,000	Infineon Technologies AG†,*	1,924,210
63,000	Infineon Technologies AG 144A#,*	227,439
		21,678,618
	Italy—5.6%
27,500	Eni S.p.A.	649,651
1,396,080	Intesa Sanpaolo SpA*	4,492,012
2,682,238	Telecom Italia SpA	3,704,089
4,975,190	Telecom Italia SpA-RSP	4,879,162

Shares		Value (Note 1)
	Italy (Continued)
428,261	UniCredit SpA*	$1,077,757
1,228,600	Unipol Gruppo Finanziario SpA (Preference)	954,263
		15,756,934
	Japan—29.1%
280,600	Aiful Corp.†	1,079,567
169,000	Akita Bank, Ltd. (The)	643,192
76,400	Canon, Inc.†	2,503,619
520,000	Chuo Mitsui Trust Holdings, Inc.†	1,989,837
220,000	Dai Nippon Printing Co., Ltd.†	3,020,637
117,238	Daiichi Sankyo Co., Ltd.†	2,100,874
164,300	FUJIFILM Holdings Corp.	5,213,709
572,000	Hitachi, Ltd.	1,785,461
894,500	Mitsubishi UFJ Financial Group, Inc.	5,547,143
226,699	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,959,577
2,272,000	Mizuho Financial Group, Inc.	5,324,816
107,400	Nippon Telegraph & Telephone Corp.	4,365,944
94,000	Ono Pharmaceutical Co., Ltd.	4,162,398
94,800	Rohm Co., Ltd.	6,911,169
95,000	Seven & I Holdings Co., Ltd.	2,236,337
387,500	Sompo Japan Insurance, Inc.	2,595,924
146,000	Sony Corp.†	3,822,980
138,600	Sumitomo Mitsui Financial Group, Inc.†	5,648,636
114,000	Taisho Pharmaceutical Co., Ltd.	2,159,888
81,400	Takeda Pharmaceutical Co., Ltd.	3,173,950
164,090	Takefuji Corp.†	898,471
115,800	TDK Corp.	5,451,955
165,800	Tokio Marine Holdings, Inc.	4,590,750
		81,186,834
	Mexico—1.1%
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	2,951,841
	Netherlands—8.2%
678,333	Aegon NV	4,168,332
67,900	Akzo Nobel NV†	2,985,339
289,232	Koninklijke Ahold NV	3,318,638
90,501	SNS Reaal 144A#	504,992
548,700	STMicroelectronics NV†	4,102,555
228,682	Unilever NV CVA†	5,503,306
139,383	Wolters Kluwer NV	2,432,915
		23,016,077

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Shares		Value (Note 1)
	New Zealand—0.4%
619,201	Telecom Corp. of New Zealand, Ltd.	$1,089,221
	Portugal—2.4%
686,408	Portugal Telecom SGPS SA, Registered	6,708,498
	South Korea—2.4%
214,900	Korea Electric Power Corp., SP ADR†,*	2,471,350
80,200	KT Corp., SP ADR	1,151,672
199,977	SK Telecom Co., Ltd., ADR†	3,029,652
		6,652,674
	Spain—1.5%
185,512	Telefonica SA	4,192,614
	Sweden—1.6%
464,730	Telefonaktiebolaget LM Ericsson, Series B†	4,550,048
	Switzerland—3.8%
100,300	Swiss Reinsurance, Registered	3,316,724
10,440	Swisscom AG, Registered	3,203,515
227,462	Tyco Electronics, Ltd.†	4,228,519
		10,748,758

Shares		Value (Note 1)
	United Kingdom—19.5%
190,822	AstraZeneca Plc	$8,382,244
905,794	Barclays Plc	4,216,530
88,490	BP Plc	695,472
322,100	British Sky Broadcasting Group Plc	2,410,690
260,107	GlaxoSmithKline Plc†	4,571,575
261,900	Home Retail Group Plc	1,120,078
562,245	HSBC Holdings Plc	4,647,302
4,709,800	ITV Plc	2,711,501
826,500	J Sainsbury Plc	4,255,264
2,219,200	Kingfisher Plc	6,490,340
1,454,438	Marks & Spencer Group Plc	7,320,756
59,000	Next Plc	1,425,650
1,089,379	Royal Bank of Scotland Group Plc*	692,398
665,731	Royal Bank of Scotland Group Plc 144A#	423,131
847,201	WM Morrison Supermarkets Plc	3,295,770
98,569	Wolseley Plc 144A#,*	1,877,536
		54,536,237
	TOTAL FOREIGN COMMON STOCKS (Cost $426,000,718)	276,818,279

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—17.0%
$1,133,973	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2009	1,133,973

Shares
46,429,690	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	46,429,690
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,563,663)	47,563,663
	TOTAL INVESTMENTS AT MARKET VALUE—116.2% (Cost $473,564,381)	324,381,942
	Other Liabilities in Excess of Assets—(16.2)%	(45,244,265)
	NET ASSETS—100.0%	$279,137,677

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

At June 30, 2009, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	16.0%
Commercial Banks	13.9%
Pharmaceuticals	11.9%
Insurance	8.4%
Food and Staples Retailing	7.2%
Electronic Equipment, Instruments & Components	6.0%
Communications Equipment	4.8%
Semiconductors and Semiconductor Equipment	4.7%
Multiline Retail	3.1%
Chemicals	3.0%
Media	2.7%
Specialty Retail	2.3%
Electric Utilities	2.2%
Automobiles	2.0%
Food Products	2.0%
Household Durables	1.4%
Wireless Telecommunication Services	1.3%
Commercial Services & Supplies	1.1%
Air Freight and Logistics	0.9%
Household Products	0.9%
Office Electronics	0.9%
Consumer Finance	0.7%
Trading Companies and Distributors	0.7%
Oil, Gas and Consumable Fuels	0.5%
Internet and Catalog Retail	0.4%
Diversified Financial Services	0.2%
Short-Term Investments	17.0%
Total	116.2%

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2009

Shares		Value (Note 1)
	COMMON STOCKS—98.5%
	Air Freight and Logistics—0.7%
12,280	C. H. Robinson Worldwide, Inc.	$640,402
	Automobiles—0.7%
21,750	Honda Motor Co., Ltd., SP ADR	595,298
	Beverages—3.0%
48,580	PepsiCo, Inc.	2,669,957
	Biotechnology—4.1%
13,230	Alexion Pharmaceuticals, Inc.*	544,018
65,930	Gilead Sciences, Inc.*	3,088,161
		3,632,179
	Capital Markets—7.8%
8,490	BlackRock, Inc.†	1,489,316
72,850	Charles Schwab Corp. (The)	1,277,789
10,140	Goldman Sachs Group, Inc. (The)	1,495,041
47,910	Morgan Stanley	1,365,914
31,800	T. Rowe Price Group, Inc.†	1,325,106
		6,953,166
	Chemicals—2.4%
17,440	Monsanto Co.	1,296,490
9,510	Potash Corp. of Saskatchewan, Inc.	884,905
		2,181,395
	Commercial Banks—1.4%
31,710	PNC Financial Services Group, Inc.	1,230,665
	Communications Equipment—4.5%
17,620	F5 Networks, Inc.†,*	609,476
24,960	Juniper Networks, Inc.*	589,056
61,840	QUALCOMM, Inc.	2,795,168
		3,993,700
	Computers and Peripherals—7.3%
23,250	Apple, Inc.*	3,311,497
31,040	International Business Machines Corp.	3,241,197
		6,552,694
	Diversified Financial Services—1.6%
6,760	IntercontinentalExchange, Inc.*	772,262
27,320	MSCI, Inc., Class A*	667,701
		1,439,963

Shares		Value (Note 1)
	Diversified Telecommunication Services—0.9%
58,450	China Unicom, (Hong Kong), Ltd., ADR†	$779,723
	Electrical Equipment—0.9%
5,020	First Solar, Inc.†,*	813,842
	Electronic Equipment, Instruments & Components—1.3%
75,130	Corning, Inc.	1,206,588
	Energy Equipment and Services—5.2%
46,040	Cameron International Corp.*	1,302,932
22,290	Transocean, Ltd.*	1,655,924
88,180	Weatherford International, Ltd.*	1,724,801
		4,683,657
	Food and Staples Retailing—3.7%
60,060	CVS Caremark Corp.	1,914,112
34,410	SYSCO Corp.	773,537
32,060	Whole Foods Market, Inc.†	608,499
		3,296,148
	Food Products—1.3%
45,080	Archer-Daniels-Midland Co.	1,206,792
	Gas Utilities—0.8%
22,980	Questar Corp.	713,759
	Health Care Equipment and Supplies—1.6%
2,542	Intuitive Surgical, Inc.†,*	416,024
25,570	St. Jude Medical, Inc.*	1,050,927
		1,466,951
	Health Care Providers and Services—3.2%
14,860	DaVita, Inc.*	734,976
24,060	Express Scripts, Inc.*	1,654,125
10,120	Henry Schein, Inc.†,*	485,254
		2,874,355
	Hotels, Restaurants & Leisure—1.6%
20,880	Wynn Resorts, Ltd.†,*	737,064
19,560	Yum! Brands, Inc.	652,130
		1,389,194

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Shares		Value (Note 1)
	Household Durables—2.4%
2,150	NVR, Inc.†,*	$1,080,139
122,210	Pulte Homes, Inc.†	1,079,114
		2,159,253
	Household Products—1.6%
19,740	Colgate-Palmolive Co.	1,396,408
	Internet and Catalog Retail—2.1%
22,990	Amazon.com, Inc.*	1,923,343
	Internet Software and Services—2.9%
6,160	Google, Inc., Class A*	2,596,994
	IT Services—3.5%
5,430	MasterCard, Inc., Class A†	908,493
24,560	Visa, Inc., Class A	1,529,106
43,770	Western Union Co.	717,828
		3,155,427
	Life Sciences Tools and Services—0.8%
17,410	Life Technologies Corp.*	726,345
	Machinery—1.1%
17,630	Cummins, Inc.	620,752
10,340	Joy Global, Inc.	369,345
		990,097
	Media—1.2%
54,100	Cablevision Systems Corp.	1,050,081
	Metals and Mining—1.3%
113,680	Alcoa, Inc.†	1,174,314
	Multiline Retail—1.2%
26,100	Kohl's Corp.*	1,115,775
	Oil, Gas and Consumable Fuels—6.8%
22,970	Enbridge, Inc.	797,748
25,740	Occidental Petroleum Corp.	1,693,949
42,330	Petrohawk Energy Corp.†,*	943,959
43,980	Petroleo Brasileiro SA, ADR	1,802,300
23,190	Southwestern Energy Co.*	900,932
		6,138,888
	Personal Products—0.7%
25,540	Avon Products, Inc.	658,421

Shares		Value (Note 1)
	Pharmaceuticals—4.4%
47,410	Abbott Laboratories	$2,230,166
12,670	Allergan, Inc.	602,839
22,920	Teva Pharmaceutical Industries, Ltd., SP ADR	1,130,873
		3,963,878
	Professional Services—0.7%
25,900	Robert Half International, Inc.†	611,758
	Real Estate Investment Trusts (REITs)—0.7%
17,450	Digital Realty Trust, Inc., REIT†	625,582
	Semiconductors and Semiconductor Equipment—5.3%
119,910	Applied Materials, Inc.	1,315,413
40,540	ASML Holding NV	877,691
47,300	Broadcom Corp., Class A*	1,172,567
52,040	Lam Research Corp.†,*	1,353,040
		4,718,711
	Software—1.3%
21,490	Adobe Systems, Inc.*	608,167
14,080	Salesforce.com, Inc.†,*	537,434
		1,145,601
	Specialty Retail—2.6%
25,020	Best Buy Co., Inc.†	837,920
21,870	Guess?, Inc.†	563,808
47,700	Lowe's Cos., Inc.	925,857
		2,327,585
	Textiles, Apparel and Luxury Goods—0.6%
19,810	Coach, Inc.	532,493
	Water Utilities—0.8%
41,240	Aqua America, Inc.†	738,196
	Wireless Telecommunication Services—2.5%
35,800	China Mobile, Ltd., SP ADR	1,792,864
7,500	Millicom International Cellular SA†,*	421,950
		2,214,814
	TOTAL COMMON STOCKS (Cost $85,543,494)	88,284,392

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—13.6%
$928,346	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2009	$928,346

Shares
11,227,413	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	11,227,413
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,155,759)	12,155,759
	TOTAL INVESTMENTS AT MARKET VALUE—112.1% (Cost $97,699,253)	100,440,151
	Other Liabilities in Excess of Assets—(12.1)%	(10,823,156)
	NET ASSETS—100.0%	$89,616,995

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

At June 30, 2009, industry sector diversification of the Turner Core Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.1%
Health Care	14.1%
Consumer Discretionary	12.4%
Energy	12.1%
Financials	11.4%
Consumer Staples	10.3%
Materials	3.8%
Industrials	3.4%
Telecommunication Services	3.3%
Utilities	1.6%
Short-Term Investments	13.6%
Total	112.1%

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2009

Shares		Value (Note 1)
	COMMON STOCKS—94.3%
	Aerospace & Defense—1.5%
27,250	Goodrich Corp.	$1,361,683
34,990	Orbital Sciences Corp.†,*	530,798
		1,892,481
	Auto Components—0.9%
26,700	Autoliv, Inc.†	768,159
27,900	Gentex Corp.†	323,640
		1,091,799
	Biotechnology—1.3%
40,800	BioMarin Pharmaceutical, Inc.†,*	636,888
82,700	Nanosphere, Inc.†,*	406,057
40,400	Osiris Therapeutics, Inc.†,*	542,572
		1,585,517
	Capital Markets—2.5%
68,700	GFI Group, Inc.†	463,038
17,900	Lazard, Ltd., Class A	481,868
32,900	Raymond James Financial, Inc.†	566,209
17,400	Thomas Weisel Partners Group, Inc.†,*	104,748
54,500	Waddell & Reed Financial, Inc., Class A†	1,437,165
		3,053,028
	Chemicals—2.5%
9,700	Airgas, Inc.	393,141
42,600	Albemarle Corp.†	1,089,282
60,700	Cabot Corp.†	763,606
17,500	FMC Corp.	827,750
		3,073,779
	Commercial Banks—1.0%
252,300	CapitalSource, Inc.	1,231,224
	Commercial Services & Supplies—3.6%
15,900	Avery Dennison Corp.†	408,312
23,300	Clean Harbors, Inc.†,*	1,257,967
126,900	EnergySolutions, Inc.	1,167,480
43,400	Republic Services, Inc.	1,059,394
23,920	Ritchie Bros. Auctioneers, Inc.†	560,924
		4,454,077
	Communications Equipment—3.9%
44,100	ADTRAN, Inc.†	946,827
38,090	Anaren, Inc.†,*	673,431

Shares		Value (Note 1)
	Communications Equipment (Continued)
127,214	Arris Group, Inc.*	$1,546,923
23,800	Ciena Corp.†,*	246,330
29,000	CommScope, Inc.†,*	761,540
61,600	Harmonic, Inc.†,*	362,824
175,720	Sonus Networks, Inc.*	282,909
		4,820,784
	Computers and Peripherals—2.7%
24,442	Avid Technology, Inc.†,*	327,767
34,350	Diebold, Inc.†	905,466
33,800	Seagate Technology†	353,548
64,000	Western Digital Corp.*	1,696,000
		3,282,781
	Construction and Engineering—3.8%
69,320	Chicago Bridge & Iron Co., NV	859,568
27,480	Fluor Corp.†	1,409,449
39,700	Foster Wheeler AG*	942,875
19,680	Jacobs Engineering Group, Inc.*	828,331
28,200	Quanta Services, Inc.†,*	652,266
		4,692,489
	Containers and Packaging—3.9%
171,700	Crown Holdings, Inc.*	4,144,838
37,200	Packaging Corp. of America	602,640
		4,747,478
	Diversified Consumer Services—0.5%
45,700	Sotheby's†	644,827
	Diversified Telecommunication Services—0.7%
28,000	Cogent Communications Group, Inc.*	228,200
61,500	Premiere Global Services, Inc.†,*	666,660
		894,860
	Electrical Equipment—2.4%
28,400	AO Smith Corp.†	924,988
58,700	Belden, Inc.	980,290
10,700	Franklin Electric Co., Inc.†	277,344
17,500	Hubbell, Inc., Class B†	561,050
8,800	Thomas & Betts Corp.†,*	253,968
		2,997,640

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—3.2%
36,500	Cognex Corp.†	$515,745
28,900	DTS, Inc.†,*	782,323
216,900	Flextronics International, Ltd.*	891,459
17,000	Itron, Inc.†,*	936,190
49,700	Jabil Circuit, Inc.	368,774
22,100	Rogers Corp.*	447,083
		3,941,574
	Energy Equipment and Services—3.0%
7,800	Core Laboratories NV†	679,770
32,800	Dril-Quip, Inc.†,*	1,249,680
11,311	ENSCO International, Inc.	394,415
11,200	National-Oilwell Varco, Inc.*	365,792
33,060	Noble Corp.	1,000,065
		3,689,722
	Food Products—0.4%
34,000	Smithfield Foods, Inc.†,*	474,980
	Health Care Equipment and Supplies—6.1%
83,100	Cooper Cos., Inc. (The)†	2,055,063
251,600	Dexcom, Inc.†,*	1,557,404
142,100	Hansen Medical, Inc.†,*	701,974
210,100	Insulet Corp.†,*	1,617,770
138,900	RTI Biologics, Inc.†,*	595,881
63,400	Wright Medical Group, Inc.†,*	1,030,884
		7,558,976
	Health Care Providers and Services—3.7%
33,000	Catalyst Health Solutions, Inc.*	823,020
12,200	Mednax, Inc.†,*	513,986
126,900	Omnicare, Inc.†	3,268,944
		4,605,950
	Hotels, Restaurants & Leisure—0.3%
20,200	Cheesecake Factory (The)†,*	349,460
	Household Durables—0.5%
29,600	Harman International Industries, Inc.	556,480

Shares		Value (Note 1)
	Industrial Conglomerates—0.3%
17,000	Carlisle Cos., Inc.	$408,680
	Insurance—3.7%
17,300	Everest Re Group, Ltd.†	1,238,161
51,900	Montpelier Re Holdings, Ltd.†	689,751
35,600	OneBeacon Insurance Group, Ltd.†	416,164
55,400	W. R. Berkley Corp.†	1,189,438
4,600	White Mountains Insurance Group, Ltd.	1,052,986
		4,586,500
	Internet Software and Services—0.8%
23,400	comScore, Inc.†,*	311,688
29,100	SAVVIS, Inc.†,*	333,486
27,100	Switch & Data Facilities Co.†,*	317,883
		963,057
	IT Services—1.3%
22,700	Global Payments, Inc.	850,342
66,900	Ness Technologies, Inc.†,*	261,579
30,170	Perot Systems Corp., Class A†,*	432,336
		1,544,257
	Life Sciences Tools and Services—3.5%
27,600	Icon PLC, SP ADR*	595,608
56,000	Illumina, Inc.†,*	2,180,640
9,760	Millipore Corp.*	685,250
34,000	Pharmaceutical Product Development, Inc.	789,480
		4,250,978
	Machinery—3.8%
70,300	Albany International Corp., Class A†	800,014
24,000	Kadant, Inc.*	270,960
35,300	Kaydon Corp.†	1,149,368
28,900	Navistar International Corp.*	1,260,040
8,500	Oshkosh Truck Corp.†	123,590
29,500	Pall Corp.	783,520
11,400	Pentair, Inc.†	292,068
		4,679,560
	Marine—0.7%
25,800	Kirby Corp.†,*	820,182

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Shares		Value (Note 1)
	Media—0.7%
59,800	Cinemark Holdings, Inc.†	$676,936
72,300	RHI Entertainment, Inc.†,*	230,637
		907,573
	Metals and Mining—0.8%
23,500	Brush Engineered Materials, Inc.†,*	393,625
80,200	Hecla Mining Co.†,*	214,936
24,400	RTI International Metals, Inc.†,*	431,148
		1,039,709
	Multiline Retail—0.8%
21,940	Dollar Tree, Inc.†,*	923,674
	Oil, Gas and Consumable Fuels—5.5%
20,600	Cabot Oil & Gas Corp.	631,184
31,100	CONSOL Energy, Inc.	1,056,156
25,300	Continental Resources, Inc.†,*	702,075
42,100	Frontier Oil Corp.	551,931
13,600	InterOil Corp.†,*	401,336
20,100	Massey Energy Co.†	392,754
114,560	Talisman Energy, Inc.	1,637,062
34,700	World Fuel Services Corp.†	1,430,681
		6,803,179
	Paper and Forest Products—0.3%
39,300	Neenah Paper, Inc.†	346,233
	Pharmaceuticals—0.3%
13,000	Perrigo Co.†	361,140
	Real Estate Investment Trusts (REITs)—2.7%
164,700	Annaly Capital Management, Inc., REIT†	2,493,558
255,600	Chimera Investment Corp., REIT†	892,044
		3,385,602
	Road and Rail—1.3%
40,500	Kansas City Southern†,*	652,455
25,000	Landstar System, Inc.†	897,750
		1,550,205

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—12.0%
68,800	Actel Corp.†,*	$738,224
54,800	Altera Corp.†	892,144
53,500	ATMI, Inc.†,*	830,855
21,100	Cabot Microelectronics Corp.*	596,919
50,000	Cree, Inc.†,*	1,469,500
39,600	Cymer, Inc.†,*	1,177,308
48,900	Fairchild Semiconductor International, Inc.†,*	341,811
89,620	Integrated Device Technology, Inc.*	541,305
69,900	International Rectifier Corp.†,*	1,035,219
68,100	Maxim Integrated Products, Inc.†	1,068,489
18,800	MEMC Electronic Materials, Inc.*	334,828
56,300	Microsemi Corp.*	776,940
58,099	Mindspeed Technologies, Inc.†,*	124,913
52,740	National Semiconductor Corp.†	661,887
155,300	PMC-Sierra, Inc.†,*	1,236,188
22,400	Silicon Laboratories, Inc.†,*	849,856
208,670	Skyworks Solutions, Inc.†,*	2,040,792
		14,717,178
	Software—3.0%
110,700	Amdocs, Ltd.*	2,374,515
17,800	Commvault Systems, Inc.†,*	295,124
10,900	Macrovision Solutions Corp.†,*	237,729
31,800	Manhattan Associates, Inc.†,*	579,396
13,900	TiVo, Inc.†,*	145,672
		3,632,436
	Specialty Retail—1.4%
183,440	Chico's FAS, Inc.†,*	1,784,871
	Trading Companies and Distributors—1.1%
28,200	Watsco, Inc.†	1,379,826
	Wireless Telecommunication Services—1.9%
123,000	MetroPCS Communications, Inc.†,*	1,637,130
39,300	NII Holdings, Inc.*	749,451
		2,386,581
	TOTAL COMMON STOCKS (Cost $123,813,737)	116,111,327

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—34.1%
$7,087,734	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2009	$7,087,734

Shares
34,870,110	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	34,870,110
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,957,844)	41,957,844
	TOTAL INVESTMENTS AT MARKET VALUE—128.4% (Cost $165,771,581)	158,069,171
	Other Liabilities in Excess of Assets—(28.4)%	(34,922,109)
	NET ASSETS—100.0%	$123,147,062

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

At June 30, 2009, industry sector diversification of the Frontier Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.7%
Industrials	18.6%
Health Care	14.9%
Financials	9.9%
Energy	8.5%
Materials	7.5%
Consumer Discretionary	5.1%
Telecommunication Services	2.7%
Consumer Staples	0.4%
Short-Term Investments	34.1%
Total	128.4%

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2009

Shares		Value (Note 1)
	COMMON STOCKS—98.1%
	Aerospace & Defense—11.5%
37,610	General Dynamics Corp.	$2,083,218
27,940	Lockheed Martin Corp.	2,253,361
16,010	Northrop Grumman Corp.	731,337
22,570	Precision Castparts Corp.	1,648,287
47,340	Raytheon Co.	2,103,316
		8,819,519
	Biotechnology—7.3%
43,240	Amgen, Inc.*	2,289,126
29,825	Biogen Idec, Inc.*	1,346,599
35,490	Genzyme Corp.*	1,975,728
		5,611,453
	Capital Markets—11.2%
90,030	Bank of New York Mellon Corp. (The)	2,638,779
10,490	Goldman Sachs Group, Inc. (The)	1,546,646
74,660	Morgan Stanley	2,128,556
48,120	State Street Corp.	2,271,264
		8,585,245
	Chemicals—2.2%
23,130	Praxair, Inc.	1,643,849
	Commercial Banks—2.0%
87,290	U.S. Bancorp	1,564,237
	Communications Equipment—3.4%
130,990	Cisco Systems, Inc.*	2,441,654
3,940	QUALCOMM, Inc.	178,088
		2,619,742
	Computers and Peripherals—6.2%
64,620	EMC Corp.*	846,522
39,480	Hewlett-Packard Co.	1,525,902
22,550	International Business Machines Corp.	2,354,671
		4,727,095
	Diversified Financial Services—4.7%
57,330	Bank of America Corp.	756,756
83,790	JPMorgan Chase & Co.	2,858,077
		3,614,833

Shares		Value (Note 1)
	Diversified Telecommunication Services—2.3%
69,920	AT&T, Inc.	$1,736,813
	Electronic Equipment, Instruments & Components—1.4%
53,180	Agilent Technologies, Inc.†,*	1,080,086
	Energy Equipment and Services—1.8%
44,920	Halliburton Co.	929,844
5,490	Transocean, Ltd.*	407,852
		1,337,696
	Food and Staples Retailing—4.6%
45,510	CVS Caremark Corp.	1,450,403
42,120	Wal-Mart Stores, Inc.	2,040,293
		3,490,696
	Health Care Equipment and Supplies—3.4%
22,350	Baxter International, Inc.	1,183,656
20,400	Becton, Dickinson & Co.	1,454,724
		2,638,380
	Hotels, Restaurants & Leisure—6.0%
32,420	McDonald's Corp.	1,863,826
82,320	Yum! Brands, Inc.	2,744,548
		4,608,374
	Household Products—2.4%
34,930	Kimberly-Clark Corp.	1,831,380
	Internet Software and Services—3.4%
58,020	eBay, Inc.*	993,883
3,880	Google, Inc., Class A*	1,635,769
		2,629,652
	IT Services—2.1%
22,840	Accenture, Ltd., Class A	764,226
4,940	MasterCard, Inc., Class A	826,512
		1,590,738
	Life Sciences Tools and Services—1.5%
28,420	Thermo Fisher Scientific, Inc.*	1,158,683

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

Shares		Value (Note 1)
	Media—4.9%
99,660	DIRECTV Group, Inc. (The)†,*	$2,462,599
17,250	Liberty Media Corp.— Entertainment, Series A*	461,437
35,370	Walt Disney Co. (The)	825,182
		3,749,218
	Oil, Gas and Consumable Fuels—6.7%
32,100	Chevron Corp.	2,126,625
34,370	ConocoPhillips	1,445,602
28,980	Devon Energy Corp.	1,579,410
		5,151,637
	Pharmaceuticals—3.8%
13,700	Abbott Laboratories	644,448
14,840	Johnson & Johnson	842,912
34,020	Shire PLC, ADR†	1,411,150
		2,898,510

Shares		Value (Note 1)
	Software—4.3%
37,610	Microsoft Corp.	$893,990
112,270	Oracle Corp.	2,404,823
		3,298,813
	Specialty Retail—1.0%
33,120	Home Depot, Inc. (The)	782,626
	TOTAL COMMON STOCKS (Cost $73,938,476)	75,169,275

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—7.6%
$1,491,744	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2009	1,491,744

Shares
4,305,888	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	4,305,888
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,797,632)	5,797,632
	TOTAL INVESTMENTS AT MARKET VALUE—105.7% (Cost $79,736,108)	80,966,907
	Other Liabilities in Excess of Assets—(5.7)%	(4,395,840)
	NET ASSETS—100.0%	$76,571,067

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2009

At June 30, 2009, industry sector diversification of the Business Opportunity Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	20.8%
Financials	18.0%
Health Care	16.1%
Consumer Discretionary	11.9%
Industrials	11.5%
Energy	8.5%
Consumer Staples	6.9%
Telecommunication Services	2.3%
Materials	2.1%
Short-Term Investments	7.6%
Total	105.7

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	Brandes International Equity Fund	Turner Core Growth Fund	Frontier Capital Appreciation Fund	Business Opportunity Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$324,381,942	$100,440,151	$158,069,171	$80,966,907
Cash denominated in foreign currencies***	147,871	—	—	—
Receivable from:
Securities sold	728,902	448,852	—	152,151
Capital stock subscriptions	5,728	13,602	5,633	7,642
Dividends and interest	902,186	49,077	221,352	49,788
Prepaid expenses	26,154	8,261	10,286	6,423
Total assets	326,192,783	100,959,943	158,306,442	81,182,911
Liabilities:
Payable for:
Securities purchased	111,984	—	23,964	230,479
Capital stock redemptions	206,573	30,729	121,225	5,840
Investment Adviser, net (Note 2)	190,394	35,734	96,455	37,390
Payable upon return of securities loaned (Note 1)	46,429,690	11,227,413	34,870,110	4,305,888
M Financial Group-compliance expense (Note 2)	6,103	2,106	2,600	1,639
Accrued expenses and other liabilities	110,362	46,966	45,026	30,608
Total liabilities	47,055,106	11,342,948	35,159,380	4,611,844
Net assets	$279,137,677	$89,616,995	$123,147,062	$76,571,067
Net assets consist of:
Paid-in capital	$451,078,165	$134,285,304	$136,408,834	$102,837,865
Undistributed net investment income	5,588,924	350,110	226,139	319,505
Accumulated net realized loss on investments	(28,370,849)	(47,759,317)	(5,784,919)	(27,817,102)
Net unrealized appreciation (depreciation) on investments	(149,158,563)	2,740,898	(7,702,992)	1,230,799
Net assets	$279,137,677	$89,616,995	$123,147,062	$76,571,067
Shares outstanding#	27,595,581	8,227,073	7,517,017	9,563,833
Net asset value, offering price and redemption price per share	$10.12	$10.89	$16.38	$8.01
* Cost of investments	$473,564,381	$97,699,253	$165,771,581	$79,736,108
** Includes securities on loan with market values of	$44,243,068	$10,936,593	$33,895,038	$4,210,759
*** Cost of cash denominated in foreign currencies	$148,398	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2009

	Brandes International Equity Fund	Turner Core Growth Fund	Frontier Capital Appreciation Fund	Business Opportunity Value Fund
Investment income:
Interest*	$268,749	$68,677	$147,416	$23,056
Dividends**	6,495,629	577,272	695,580	600,621
Total investment income	6,764,378	645,949	842,996	623,677
Expenses:
Investment advisory fee (Note 2)	863,289	190,082	487,376	218,566
Custody, fund accounting, transfer agent and administration fees	191,141	71,031	56,279	55,251
Professional fees	44,038	21,329	24,775	25,333
Printing and shareholder reporting	19,332	11,883	12,659	12,284
Directors' fees and expenses	43,473	14,620	19,321	11,917
Compliance expenses (Note 2)	12,388	4,000	5,705	3,861
Other	27,260	8,876	10,742	6,953
Total expenses	1,200,921	321,821	616,857	334,165
Less: Expenses reimbursable by the Adviser (Note 2)	(25,476)	(25,985)	—	(29,995)
Net operating expenses	1,175,445	295,836	616,857	304,170
Net investment income	5,588,933	350,113	226,139	319,507
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(11,692,566)	(14,611,974)	(4,610,618)	(7,156,821)
Foreign currency transactions	52,375	280	(2,006)	—
Net realized loss	(11,640,191)	(14,611,694)	(4,612,624)	(7,156,821)
Net change in unrealized appreciation (depreciation) on:
Investments	22,842,115	24,697,731	23,579,406	10,793,008
Foreign currency and net other assets	62,847	—	(602)	—
Net change in unrealized appreciation	22,904,962	24,697,731	23,578,804	10,793,008
Net realized and unrealized gain	11,264,771	10,086,037	18,966,180	3,636,187
Net increase in net assets resulting from operations	$16,853,704	$10,436,150	$19,192,319	$3,955,694
* Including net securities lending income of:	$272,270	$68,622	$147,215	$22,914
** Net of foreign taxes withheld of:	$778,238	$17,036	$2,131	$6,343

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund		Turner Core Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from:
Operations:
Net investment income	$5,588,933	$13,284,994	$350,113	$596,482
Net realized gain (loss) on investments	(11,640,191)	5,548,231	(14,611,694)	(32,963,912)
Net change in unrealized appreciation (depreciation) on investments	22,904,962	(228,186,266)	24,697,731	(53,127,716)
Net increase (decrease) in net assets resulting from operations	16,853,704	(209,353,041)	10,436,150	(85,495,146)
Distributions to shareholders:
From net investment income	(98,182)	(12,961,292)	(596,386)	(28,378)
From net realized capital gains	—	(33,426,483)	—	(3,874,589)
Total distributions to shareholders	(98,182)	(46,387,775)	(596,386)	(3,902,967)
Fund share transactions (Note 4):
Proceeds from shares sold	22,819,376	102,338,583	6,884,224	59,761,193
Net asset value of shares issued on reinvestment of distributions	98,182	46,387,775	596,386	3,902,967
Cost of shares repurchased	(34,625,949)	(168,555,772)	(14,314,631)	(60,793,509)
Net increase (decrease) in net assets resulting from Fund share transactions	(11,708,391)	(19,829,414)	(6,834,021)	2,870,651
Total change in net assets	5,047,131	(275,570,230)	3,005,743	(86,527,462)
Net Assets:
Beginning of period	274,090,546	549,660,776	86,611,252	173,138,714
End of period*	$279,137,677	$274,090,546	$89,616,995	$86,611,252
* Including undistributed net investment income of:	$5,588,924	$98,173	$350,110	$596,383

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Frontier Capital Appreciation Fund		Business Opportunity Value Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (decrease) in net assets from:
Operations:
Net investment income	$226,139	$101,115	$319,507	$643,987
Net realized gain (loss) on investments	(4,612,624)	1,988,397	(7,156,821)	(19,992,891)
Net change in unrealized appreciation (depreciation) on investments	23,578,804	(80,154,414)	10,793,008	(13,627,987)
Net increase (decrease) in net assets resulting from operations	19,192,319	(78,064,902)	3,955,694	(32,976,891)
Distributions to shareholders:
From net investment income	(10,038)	—	(643,982)	(38,406)
From net realized capital gains	—	(4,808,958)	—	(2,634,420)
Total distributions to shareholders	(10,038)	(4,808,958)	(643,982)	(2,672,826)
Fund share transactions (Note 4):
Proceeds from shares sold	10,391,874	36,205,299	12,236,015	35,093,986
Net asset value of shares issued on reinvestment of distributions	10,038	4,808,958	643,982	2,672,826
Cost of shares repurchased	(13,221,448)	(39,755,639)	(7,295,058)	(14,347,503)
Net increase (decrease) in net assets resulting from Fund share transactions	(2,819,536)	1,258,618	5,584,939	23,419,309
Total change in net assets	16,362,745	(81,615,242)	8,896,651	(12,230,408)
Net Assets:
Beginning of period	106,784,317	188,399,559	67,674,416	79,904,824
End of period*	$123,147,062	$106,784,317	$76,571,067	$67,674,416
* Including undistributed net investment income of:	$226,139	$10,038	$319,505	$643,980

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Brandes International Equity Fund
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Net asset value, beginning of period	$9.44		$18.45	$20.15	$17.52	$17.00	$14.56
Income from investment operations:
Net investment income	0.20	‡	0.48 ‡	0.41 ‡	0.26	0.24	0.19
Net realized and unrealized gain (loss) on investments	0.48		(7.71)	1.21	4.32	1.52	3.30
Total from investment operations	0.68		(7.23)	1.62	4.58	1.76	3.49
Less distributions to shareholders:
From net investment income	—	†	(0.51)	(0.43)	(0.27)	(0.25)	(0.18)
From net realized capital gains	—		(1.27)	(2.89)	(1.68)	(0.99)	(0.87)
Total distributions	—		(1.78)	(3.32)	(1.95)	(1.24)	(1.05)
Net asset value, end of period	$10.12		$9.44	$18.45	$20.15	$17.52	$17.00
Total return	7.24	%*	(39.84)%	8.01%	26.78%	10.55%	24.00%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$279,138		$274,091	$549,661	$494,394	$323,942	$274,756
Net expenses to average daily net assets	0.94	%**	0.91%	0.87%	0.88%	0.92%	0.92%
Net investment income to average daily net assets	4.48	%**	3.17%	1.86%	1.52%	1.42%	1.40%
Portfolio turnover rate	6	%*	25%	32%	22%	27%	27%
Without the reimbursement of expenses by the Adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.96	%**	N/A	N/A	N/A	N/A	N/A
Net investment income	4.46	%**	N/A	N/A	N/A	N/A	N/A

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Turner Core Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Net asset value, beginning of period	$9.70		$19.52	$17.22	$16.60	$14.63	$13.19
Income from investment operations:
Net investment income	0.04	‡	0.07 ‡	0.08 ‡	0.12 #	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.22		(9.46)	3.75	1.30	1.98	1.44
Total from investment operations	1.26		(9.39)	3.83	1.42	2.04	1.48
Less distributions to shareholders:
From net investment income	(0.07)		— †	(0.07)	(0.11)	(0.07)	(0.04)
From net realized capital gains	—		(0.43)	(1.46)	(0.69)	—	—
Total distributions	(0.07)		(0.43)	(1.53)	(0.80)	(0.07)	(0.04)
Net asset value, end of period	$10.89		$9.70	$19.52	$17.22	$16.60	$14.63
Total return	13.02	%*	(48.97)%	22.43%	8.52%	13.92%	11.19%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$89,617		$86,611	$173,139	$132,046	$142,169	$117,570
Net expenses to average daily net assets	0.70	%**	0.70%	0.63%	0.65%	0.68%	0.66%
Net investment income to average daily net assets	0.83	%**	0.43%	0.43%	0.61%	0.45%	0.28%
Portfolio turnover rate	67	%*	237%	137%	138%	149%	158%
Without the reimbursement of expenses by the Adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.76	%**	N/A	N/A	N/A	N/A	N/A
Net investment income	0.77	%**	N/A	N/A	N/A	N/A	N/A

‡  Calculation based on average shares outstanding.

#  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Frontier Capital Appreciation Fund
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Net asset value, beginning of period	$13.78		$24.74	$24.26	$22.95	$21.56	$19.72
Income from investment operations:
Net investment income(loss)	0.03	‡	0.01 ‡	(0.09)‡	(0.03)#	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	2.57		(10.33)	3.01	3.77	3.39	1.93
Total from investment operations	2.60		(10.32)	2.92	3.74	3.27	1.84
Less distributions to shareholders:
From net investment income	—	†	—	—	—	—	—
From net realized capital gains	—		(0.64)	(2.44)	(2.43)	(1.88)	—
Total distributions	0.00		(0.64)	(2.44)	(2.43)	(1.88)	—
Net asset value, end of period	$16.38		$13.78	$24.74	$24.26	$22.95	$21.56
Total return	18.88	%*	(42.03)%	11.96%	16.30%	15.13%	9.33%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$123,147		$106,784	$188,400	$175,122	$147,352	$170,092
Net expenses to average daily net assets	1.14	%**	1.09%	1.06%	1.08%	1.11%	1.09%
Net investment income (loss) to average daily net assets	0.42	%**	0.07%	(0.33)%	(0.12)%	(0.55)%	(0.49)%
Portfolio turnover rate	9	%*	28%	35%	30%	29%	44%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

#  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Business Opportunity Value Fund
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Net asset value, beginning of period	$7.69		$12.11	$12.55	$12.06	$12.23	$10.09
Income from investment operations:
Net investment income	0.03	‡	0.09 ‡	0.10 ‡	0.06	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.36		(4.16)	0.59	1.51	0.87	2.22
Total from investment operations	0.39		(4.07)	0.69	1.57	0.95	2.28
Less distributions to shareholders:
From net investment income	(0.07)		(0.01)	(0.08)	(0.06)	(0.08)	(0.06)
From net realized capital gains	—		(0.34)	(1.05)	(1.02)	(1.04)	(0.08)
Total distributions	(0.07)		(0.35)	(1.13)	(1.08)	(1.12)	(0.14)
Net asset value, end of period	$8.01		$7.69	$12.11	$12.55	$12.06	$12.23
Total return	5.04	%*	(34.48)%	5.44%	13.89%	7.81%	22.60%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$76,571		$67,674	$79,905	$72,742	$52,440	$36,684
Net expenses to average daily net assets	0.89	%**	0.88%	0.87%	0.89%	0.90%	0.90%
Net investment income to average daily net assets	0.93	%**	0.81%	0.72%	0.56%	0.57%	0.78%
Portfolio turnover rate	37	%*	169%	149%	96%	111%	85%
Without the reimbursement of expenses by the Adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.98	%**	N/A	N/A	0.94%	1.01%	1.27%
Net investment income	0.84	%**	N/A	N/A	0.51%	0.68%	0.41%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2009, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Holdings Incorporated ("M Financial Group") issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

Brandes International Equity Fund's investment objective is long-term capital appreciation with a strategy of investing mainly in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation with a strategy of investing mainly in common stocks of U.S. companies that are believed to have strong earnings growth potential. Frontier Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500 Stock Index. Business Opportunity Value Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company's Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The Funds had all long-term investments at Level 1, with corresponding industries as represented in the portfolio of investments, and all short-term investments at Level 2, as of June 30, 2009.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund's securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At June 30, 2009, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$44,243,068	$46,429,690
Turner Core Growth Fund	10,936,593	11,227,413
Frontier Capital Appreciation Fund	33,895,038	34.870,110
Business Opportunity Value Fund	4,210,759	4,305,888

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
Brandes International Equity Fund	1.10% of the first $10 million

0.95% of the next $10 million

0.75% of the next $30 million

0.65% on amounts above $50 million

Turner Core Growth Fund	0.45%

Frontier Capital Appreciation Fund	0.90%

Business Opportunity Value Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% of the next $100 million

0.50% on amounts above $200 million

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective May 1, 2009 through April 30, 2010.

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day-to-day portfolio management for Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
Brandes International Equity Fund	0.95% on the first $10 million

0.80% on the next $10 million

0.60% on the next $30 million

0.50% on the amounts above $50 million

Turner Core Growth Fund	0.30%

Frontier Capital Appreciation Fund	0.75%

Business Opportunity Value Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the next $100 million

0.35% on the amounts above $200 million

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Company pays no compensation to its officers, other than the Chief Compliance Officer, or to its directors who are interested directors. The Company paid each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2009, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
Brandes International Equity Fund	$14,035,677	$21,796,683
Turner Core Growth Fund	56,161,379	62,940,128
Frontier Capital Appreciation Fund	9,322,296	16,615,602
Business Opportunity Value Fund	33,356,270	24,587,497

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	Brandes International Equity Fund		Turner Core Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Shares sold	2,589,626	6,649,550	704,296	3,866,117
Shares repurchased	(4,054,002)	(11,841,815)	(1,463,512)	(4,049,243)
Distributions reinvested	9,741	4,451,828	54,714	243,479
Net increase (decrease)	(1,454,635)	(740,437)	(704,502)	60,353
Fund Shares:
Beginning of year	29,050,216	29,790,653	8,931,575	8,871,222
End of period	27,595,581	29,050,216	8,227,073	8,931,575

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock (Continued)

	Frontier Capital Appreciation Fund		Business Opportunity Value Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Shares sold	717,185	1,736,269	1,650,569	3,312,430
Shares repurchased	(948,727)	(1,907,072)	(970,197)	(1,349,651)
Distributions reinvested	613	303,692	80,197	243,649
Net increase	(230,929)	132,889	760,569	2,206,428
Fund Shares:
Beginning of year	7,747,946	7,615,057	8,803,264	6,596,836
End of period	7,517,017	7,747,946	9,563,833	8,803,264

5.  Financial Instruments

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Foreign Currency and Foreign Investments

Brandes International Equity Fund may invest in non-U.S. dollar denominated securities or in the securities of foreign issuers and American Depositary Receipts ("ADRs"). Business Opportunity Value Fund, Frontier Capital Appreciation Fund, and Turner Core Growth Fund may invest in securities of foreign issuers that are listed on United States exchanges or are represented by ADRs. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. Brandes International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at period end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

exchange control regulations (e.g., currency blockage). In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

6.  Investments in Foreign Markets

At June 30, 2009, a portion of Brandes International Equity Fund's net assets consisted of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities may be subject to greater price volatility, limited and less reliable investor information for certain local tax law considerations, limited regulations of foreign securities markets, and higher rates of inflation than securities of companies based in the United States.

7.  Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2009, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc. and SunLife Insurance Co. through their separate accounts, the separate accounts of insurance company subsidiaries, as well as M Financial Holdings Incorporated and M Life Insurance Co. through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Beneficial Interest (Continued)

At June 30, 2009 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	M Life Insurance Co.	John Hancock Variable Life Insurance Co.		Pacific Life Insurance Co.		Pruco Life Insurance Co. of Arizona
Brandes International Equity Fund	—%	1.7%	41.2%		36.9%		13.0%
Turner Core Growth Fund	4.1%	3.8%	44.5%		38.1%		2.9%
Frontier Capital Appreciation Fund	—%	2.7%	44.8%		43.5%		1.5%
Business Opportunity Value Fund	3.5%	3.7%	36.5%		44.5%		3.4%
	Percentage of Ownership
	ING-Security Life of Denver	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.		SunLife Insurance Co.
Brandes International Equity Fund	5.1%	1.6%	0.1%		—	%(1)	0.4%
Turner Core Growth Fund	2.8%	2.9%	0.1%		0.1%		0.7%
Frontier Capital Appreciation Fund	5.0%	1.8%	—	%(1)	0.2%		0.5%
Business Opportunity Value Fund	4.3%	2.9%	0.1%		0.1%		1.0%

  (1)  Amount rounds to less than 0.005%.

8.  Tax information

At June 30, 2009, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
Brandes International Equity Fund	$473,564,410	$13,354,861	$(162,537,329)	$(149,182,468)
Turner Core Growth Fund	99,148,468	8,250,341	(6,958,658)	1,291,683
Frontier Capital Appreciation Fund	166,241,600	19,599,929	(27,772,358)	(8,172,429)
Business Opportunity Value Fund	85,302,973	6,976,916	(11,312,982)	(4,336,066)

9.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the risk of loss is remote.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10.  Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 18, 2009. Management has determined that material events that require disclosure in the Fund's financial statement through this date.

At a meeting held on June 15, 2009, the Directors approved a change in sub-adviser for the Turner Core Growth Fund. Turner Investment Partners, Inc. ("Turner") currently serves as the sub-adviser of the Fund. After considering a variety of potential sub-advisers, MFIA recommended the appointment of DSM Capital Partners, LLC ("DSM") to assume responsibility for the day-to-day management of the Turner Core Growth Fund. Upon the recommendation of MFIA and after carefully considering a variety of factors, the Directors voted to terminate the sub-advisory agreement between MFIA and Turner and to approve a new sub-advisory agreement with DSM. Under the 1940 Act, a mutual fund generally cannot enter into an advisory contract, such as a new sub-advisory agreement, unless the shareholders of that fund vote to approve the new agreement. The Company has been granted an exemptive order by the Securities and Exchange Commission that allows MFIA to enter into a new sub-advisory agreement without obtaining shareholder approval. The Directors also approved a change in the name of Turner Core Growth Fund to M Large Cap Growth Fund.

At a meeting held on August 17, 2009, the Directors approved an amendment to the Investment Advisory Agreement between MFIA and the Company, on behalf of the Turner Core Growth Fund. The amendment increases the advisory fee payable to MFIA from the annual rate of 0.45% of average daily net assets to the annual rate of 0.65% of the first $50 million of the average daily net assets of the Fund, 0.60% of the next $50 million of the average daily net assets of the Fund, and 0.55% of the average daily net assets of the Fund in excess of $100 million. MFIA will retain the first 0.15% of the fee and pay the remainder to the sub-adviser. The amendment requires approval by shareholders of the Turner Core Growth Fund. Shareholders will consider approval of the amendment at a Special Shareholder Meeting on or about October 12, 2009.

The change in sub-adviser, the new sub-advisory agreement and the name change of the Turner Core Growth Fund will become effective following shareholder approval of the amendment to the Investment Advisory Agreement

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Company") meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Company and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the Brandes International Equity Fund, Frontier Capital Appreciation Fund, Turner Core Growth Fund and Business Opportunity Value Fund (each, a "Fund" and collectively, the "Funds"), and Brandes Investment Partners, L.P. ("Brandes"), Frontier Capital Management Company, LLC ("Frontier"), Turner Investment Partners, Inc. ("Turner") and Iridian Asset Management, LLC ("Iridian"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board as well as separately in executive session. The Board also holds special meetings as circumstances warrant.

The Board utilizes the services of Strategic Capital Investment Advisers, Inc. ("Strategic Capital") to help choose and evaluate each of the Company's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The consulting services offered by Strategic Capital include: (i) asset allocation/investment policy review; (ii) investment structure design; (iii) investment manager evaluation and search; (iv) performance evaluation/investment manager monitoring; (v) service provider evaluation and selection (administrative/record keeping, master trust/custody); and (vi) liquidity management evaluation and plan design.

Strategic Capital provides the Board with monthly and quarterly performance information and investment monitoring services at both the Company level and at the Fund level. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities, resources and product offerings.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 12, 2009, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability, nature and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser's and each Sub-Adviser's regulatory compliance history; (3) the investment performance of each Fund, the Adviser and each Sub-Adviser; (4) the advisory fees payable to the Adviser and each Sub-Adviser; (5) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from such arrangements; (6) the operating expenses of each Fund; and (7) the Adviser's and each Sub-Adviser's selection of brokers and dealers for portfolio transactions and the cost of such transactions.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 12, 2009 Board meeting.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

I.   THE CAPABILITY, NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser regularly monitors the general services of each Sub-Adviser and conducts an annual review of each Sub-Adviser to evaluate the Sub-Adviser's performance, organization, risks and investment decision making process.

The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with counsel. The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be appropriate.

The Board also reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds. The Board concluded that the Adviser has the necessary staff to manage the relationship with each Fund's Sub-Adviser and the capability to continue to manage each Fund. The Board concluded that each Sub-Adviser has the capability, resources and personnel necessary to continue to manage the Funds.

II.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser. The Board also noted that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and that any violations are brought to the attention of the Company's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

III.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund as well as recent monthly returns.

Brandes International Equity Fund

The Board considered the investment performance of the Brandes International Equity Fund. The performance of the Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2008 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the MSCI EAFE Index, for each of the periods. The Board concluded that it was satisfied with Brandes' long-term performance.

Turner Core Growth Fund

The Board considered the investment performance of the Turner Core Growth Fund. The performance of the Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2008 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the Russell 1000 Growth Index, for the five-year, ten-year and since inception periods. The Board discussed its concerns with Turner's recent performance and instructed MFIA to search for a replacement manager. The Board concluded that it was appropriate to continue the sub-advisory agreement with Turner until a replacement manager was appointed.

Frontier Capital Appreciation

The Board considered the investment performance of the Frontier Capital Appreciation Fund. The performance of the Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2008 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the Russell 2500 Stock Index, for the three-year, ten-year and since inception periods. The Board concluded that it was satisfied with the performance of the Fund.

Business Opportunity Value Fund

The Board considered the investment performance of the Business Opportunity Value Fund. The performance of the Fund for the one-year, three-year, five-year and since inception periods ended December 31, 2008 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the Russell 1000 Value Index, for the one-, three- and five-year periods. The Board concluded that it was satisfied with Iridian's investment performance.

IV.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in each Fund's respective peer groups. The Board also considered comparative total fund expenses of each Fund compared to its respective peer group. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the information regarding the financial condition and profitability of the Adviser and Sub-Advisers in managing the Funds, including the percentage of the advisory/sub-advisory fees paid to Adviser and Sub-Advisers

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

that represented profit. The Board also considered the fall-out benefits, if any, received by the Adviser and Sub-Advisers. The Board used this information as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable.

V.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER INVESTORS ARE BENEFITED

The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that as assets in the Company's portfolios increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that the current advisory agreements provide for appropriate economies of scale which benefit shareholders.

Brandes International Equity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Brandes' management fee decreases at certain breakpoints. Specifically, the Board noted that if average daily net assets in the Fund exceed $10 million, the management fee paid by the Fund will decrease from 1.10% to 0.95% of average daily net assets. If average daily net assets in the Fund exceed $20 million, the management fee paid by the Fund will decrease from 0.95% to 0.75% of average daily net assets. If average daily net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.75% to 0.65% of average net assets. The Board noted that based upon the Fund's current assets, the management fee is 0.67%, of which 0.15% is retained by the Adviser and the remainder is paid to Brandes. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that these economies of scale benefit shareholders of the Fund.

Turner Core Growth Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee paid to Turner does not decrease at breakpoints. The management fee paid by the Fund remains fixed at 0.45% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Turner. The Board noted that as the Fund's assets increase fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

Frontier Capital Appreciation Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee paid to Frontier does not decrease at breakpoints. The management fee paid by the Fund remains

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

fixed at 0.75% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Frontier. The Board noted that as assets in the Fund increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

Business Opportunity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Iridian's management fee decreases at certain breakpoints. Specifically, the Board noted that if average daily net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.65% to 0.60% of average daily net assets. If average daily net assets in the Fund exceed $100 million, the management fee paid by the Fund will decrease from 0.60% to 0.55% of average daily net assets. If average daily net assets in the Fund exceed $200 million, the management fee paid by the Fund will decrease from 0.55% to 0.50% of average net assets. The Board noted that based upon the Fund's current assets, the management fee is 0.63%, of which 0.15% is retained by the Adviser and the remainder is paid to Iridian. The Board also noted that as Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation on such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

VI.  THE OPERATING EXPENSES OF THE FUNDS

The Board reviewed the operating expenses of each Fund. The Board noted that in addition to the Adviser's advisory fee, which includes the sub-advisory fees payable to the sub-adviser, each Fund is also responsible for payment of a portion of the Company's operating expenses. The Board noted that the Adviser has contractually agreed to reimburse each Fund for expenses (other than advisory fees, brokerage or other portfolio transaction expenses for litigation, indemnification or other extraordinary expenses) to the extent that they exceed 0.25% of each Fund's annualized average daily net assets. The Board noted that the Funds have achieved economies of scale sufficient to make such subsidies unnecessary. The Board concluded that the Adviser's contractual obligation to limit operating expenses is in the best interests of shareholders. The Board concluded that the operating expenses of each Fund are fair and reasonable.

VII.  THE ADVISER'S AND EACH SUB-ADVISER'S SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST OF SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Company's portfolios is handled at the Sub-Adviser level. The Board noted that the Company's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information and certifications that the soft dollar practices fall within the Section 28(e) safe harbor. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to manage the Funds. The Board further concluded that based on the compliance materials provided, the Adviser and each Sub-Adviser have in place sufficient policies and procedures to monitor conduct by its employees. Moreover, the Board found that each Fund performed well when compared to relative benchmarks. The Board also found that based on the services that the Adviser and each Sub-Adviser provide to their respective Fund pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the compensation payable to the Adviser and each Sub-Adviser was fair and equitable. In addition, the Board concluded that the Funds benefit from economies of scale due to increasing assets, decremental fee structures (for certain Funds) and operating costs being spread over a larger asset base. Finally, the Board found that brokerage fees being paid by each Fund were reasonable and that the trading practices and soft dollar usage by each Sub-Adviser were fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the management fees paid to the Adviser under the Advisory Agreement and the sub-advisory fees paid to the Sub-Advisers under the Sub-Advisory Agreements were reasonable in light of the services provided, and that it was in the best interests of the Funds and their investors to renew the Advisory Agreement and each Sub-Advisory Agreement.

APPROVAL OF AN INTERIM INVESTMENT SUB-ADVISORY AGREEMENT FOR THE BUSINESS OPPORTUNITY FUND IN CONNECTION WITH THE CHANGE IN CONTROL OF SUB-ADVISER

MFIA was informed that the Bank of Ireland, the parent company of Iridian, would be recapitalized by the Government of the Republic of Ireland on March 31, 2009 as a part of the Government's comprehensive package designed to ensure the stability of the Irish financial system. This recapitalization was expected to result in a change in control of the Bank of Ireland. Due to the possibility that the Securities and Exchange Commission would deem the change in control of the Bank of Ireland to be a change in control of Iridian, which would result in an automatic termination of the existing subadvisory agreement, a special Board meeting was held to consider an interim Sub-Advisory Agreement between the Adviser, on behalf of the Business Opportunity Value Fund, and Iridian. At the special meeting held on Mach 27, 2009, the Directors, including the Independent Directors, unanimously approved an interim Sub-Advisory Agreement between the Adviser, on behalf of the Business Opportunity Value Fund, and Iridian. The interim subadvisory agreement was approved to become effective upon a change in control of the Bank of Ireland. In approving the interim Sub-Advisory Agreement, the Directors considered the information provided and the factors considered in connection with the annual review conducted at the March 12, 2009 Board Meeting and the representation that no changes to such information or factors had occurred since that time. In addition, the Board considered factors relating to the change in control of the Bank of Ireland and potential change in control of Iridian, including the fact that there would be no change in personnel of Iridian, no change in sub-advisory fees payable to Iridian and no change in services to be provided to the Business Opportunity Value Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Directors, including the Independent Directors, concluded that the interim Sub-Advisory Agreement should be approved.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT FOR THE BUSINESS OPPORTUNITY FUND IN CONNECTION WITH THE CHANGE IN CONTROL OF SUB-ADVISER

MFIA was informed that the founders of Iridian intended to acquire the limited liability interests of Iridian from the Bank of Ireland on June 30, 2009. It was anticipated that Arovid Associates LLC, a Delaware limited liability company, ("Arovid"), and Larenjay, Inc., a Delaware corporation ("Larenjay"), would acquire in the aggregate 100% of the limited liability company interests of Iridian, with Arovid owning 99%, and Larenjay owning 1% of such limited liability company interests. Larenjay is owned 50% by David L. Cohen and 50% by Harold J. Levy, Iridian's founders. Messrs. Cohen and Levy own 25% of Arovid, with the remainder held equally by two entities held by Messrs. Cohen and Levy and their respective family trusts. The acquisition of the limited liability interests of Iridian would result in a change in control of Iridian and the automatic termination of the existing subadvisory agreement. At a meeting held on June 15, 2009, the Directors considered a new Sub-Advisory Agreement between the Adviser, on behalf of the Business Opportunity Value Fund, and Iridian. At the meeting, the Directors, including the Independent Directors, unanimously approved the new Sub-Advisory Agreement between the Adviser, on behalf of the Business Opportunity Value Fund, and Iridian.

The Directors considered a wide range of information of the type they regularly consider when determining whether to continue a Fund's sub-advisory agreement as in effect from year to year. In approving the new Sub-Advisory Agreement, the Directors considered the information provided and the factors considered in connection with the annual review as well as such new information (for example, information about the change in control of Iridian) as they considered appropriate, including MFIA's recommendation that the Directors approve the new Sub-Advisory Agreement. In considering the new Sub-Advisory Agreement, the Directors did not identify any single factor as determinative. Matters considered by the Directors, including the Independent Directors, in connection with their approval of the new Sub-Advisory Agreement included the following:

Capability, Nature, Extent and Quality of Services. The Board reviewed in detail the nature and extent of the services provided by the Iridian under the terms of the new Sub-Advisory Agreement, and the quality of those services. The Board considered the experience of Iridian as an investment manager. The Board noted that MFIA regularly monitors the general business activity of Iridian and conducts an annual review of Iridian to evaluate Iridian's performance, organization, risks and investment decision making process. The Board evaluated these factors based on its direct experience with Iridian and in consultation with counsel. The Board concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the sub-advisory fees, that the level of services provided by the Iridian had not diminished and that the quality of services continues to be appropriate. The Board also reviewed the personnel at Iridian responsible for providing sub-advisory services to the Fund. The Board concluded that Iridian has the capability, resources and personnel necessary to continue to manage the Business Opportunity Value Fund and that the information provided supported the approval of the new Sub-Advisory Agreement.

Regulatory Compliance History. The Board considered the regulatory compliance history of Iridian. Based upon information provided to it, the Board concluded that the Iridian had taken reasonable steps to monitor compliance and that the information provided supported the approval of the new Sub-Advisory Agreement.

Investment Performance of the Fund. The Board considered the investment performance of the Business Opportunity Value Fund. The performance of the Fund for the one-, three-, five-year and since inception periods ended May 31, 2009 was presented to the Board. The Board concluded that it was satisfied with Iridian's investment performance and that the information provided supported the approval of the new Sub-Advisory Agreement.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Advisory Fees Payable to Iridian. The Board considered the advisory fees payable to Iridian. The Board compared the level of the advisory fee for the Fund against the advisory fees charged by funds in the Fund's respective peer groups. The Board also considered comparative total fund expenses of the Fund compared to its respective peer group. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the information regarding the financial condition and profitability of Iridian in managing the Business Opportunity Value Fund, including the percentage of the sub-advisory fees paid to Iridian that represented profit. The Board also considered the fall-out benefits, if any, received by Iridian. The Board used this information as a guide to help assess the reasonableness of the Fund's advisory fee. The Board noted that the management fees payable by the Business Opportunity Value Fund was within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that the management fees paid to Iridian was fair and reasonable and support the approval of the new Sub-Advisory Agreement.

Economies of Scale Realized as Fund Grows. The Board considered the benefit to investors of economies of scale. The Board noted that Iridian's management fee decreases at certain breakpoints. Specifically, the Board noted that if average daily net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.65% to 0.60% of average daily net assets. If average daily net assets in the Fund exceed $100 million, the management fee paid by the Fund will decrease from 0.60% to 0.55% of average daily net assets. If average daily net assets in the Fund exceed $200 million, the management fee paid by the Fund will decrease from 0.55% to 0.50% of average net assets. The Board also noted that as Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation on such costs. The Board concluded that these economies of scale benefit the Fund's shareholders support the approval of the new Sub-Advisory Agreement.

Operating Expenses of the Fund. The Board reviewed the operating expenses of the Business Opportunity Value Fund. The Board noted that in addition to MFIA's advisory fee, which includes the sub-advisory fees payable to the sub-adviser, the Fund is also responsible for payment of a portion of the Company's operating expenses. The Board concluded that the operating expenses of the Fund are fair and reasonable and support the approval of the new Sub-Advisory Agreement.

Brokerage Transactions. The Board considered the brokerage transactions on behalf of the Fund. The Board noted that the Company's Chief Compliance Officer reviews Iridian's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of Iridian's soft-dollar commission information and certifications that the soft dollar practices fall within the Section 28(e) safe harbor. The Board considered Iridian's brokerage arrangements on behalf of the Fund. The Board concluded that brokerage fees being paid by the Fund were reasonable. In addition, the Board found that the trading practices and soft dollar usage by Iridian was reasonable and supported the approval of the new Sub-Advisory Agreement.

Change of Control of Iridian. The Board considered the terms of the change in control of Iridian including the information on the ownership structure following the transaction. The Board noted that no changes to personnel were expected. The Board concluded that the information provided supported the approval of the new Sub-Advisory Agreement.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Directors, including the Independent Directors, concluded that the New Sub-Advisory Agreement should be approved for an initial two-year term.

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE TURNER CORE GROWTH FUND IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE FUND

At a meeting held on June 15, 2009, the Directors, including the Independent Directors, unanimously approved the New Sub-Advisory Agreement between the Adviser, on behalf of the Turner Core Growth Fund, and DSM. The Directors considered the New Sub-Advisory Agreement in connection with a change in the sub-adviser for the Turner Core Growth Fund from Turner to DSM. In considering whether to approve the New Sub-Advisory Agreement, the Directors noted that MFIA was recommending the change of sub-adviser and the approval of the New Sub-Advisory Agreement as in the best interest of the Fund and its shareholders. They also considered information provided by MFIA and by DSM. In considering whether to approve the New Sub-Advisory Agreement, the Board of Directors, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Directors, including the Independent Directors, in connection with their approval of the New Sub-Advisory Agreement included the following:

Capability, Nature, Extent and Quality of Services. The Board reviewed in detail the nature and extent of the services to be provided by DSM under the terms of the New Sub-Advisory Agreement. The Board considered the experience of DSM as an investment manager. The Board concluded that the nature and extent of the services to be provided under the New Sub-Advisory Agreement were reasonable and appropriate in relation to the sub-advisory fees. The Board also reviewed the personnel at DSM responsible for providing sub-advisory services to the Turner Core Growth Fund. The Board concluded that DSM has the capability, resources and personnel necessary to manage the Turner Core Growth Fund and that the information provided supported the approval of the New Sub-Advisory Agreement.

Regulatory Compliance History. The Board considered the regulatory compliance history of DSM. The Board concluded that the information provided supported the approval of the New Sub-Advisory Agreement.

Investment Performance of the Fund. The Board considered the information about the performance of DSM's Large Cap Growth Strategy, including information that compared the performance of the strategy to the performance of the relevant benchmark, the Russell 1000 Growth Index. DSM will use the large-cap growth strategy to manage the Fund. The Board concluded that information provided supported the approval of the New Sub-Advisory Agreement.

Advisory Fees Payable. The Board considered the advisory fees that would be payable to DSM. The Board compared the level of the proposed advisory fee for the Fund against the advisory fees charged by funds in its peer group. The Board also considered comparative total fund expenses of the Fund, taking into account the proposed increase to the advisory fee, compared to its respective peer group. Information and charts showing advisory fees for comparable funds was presented to the Board. The Board considered the information regarding the financial condition and the anticipated profitability of DSM in managing the Turner Core Growth Fund. The Board also considered the fall-out benefits, if any, to be received by DSM. The Board used this information as a guide to help assess the reasonableness of the Fund's proposed advisory fee. The Board noted that the advisory fees payable by the Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse the Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation,

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that the proposed advisory fees payable to DSM were fair and reasonable and supported the approval of the New Sub-Advisory Agreement.

Economies of Scale Realized as the Fund Grows. The Board considered the benefit to investors of economies of scale. The Board noted that DSM's proposed advisory fee decreases at certain breakpoints. Specifically, the Board noted that if average daily net assets in the Fund exceed $50 million, the advisory fee paid by the Fund will decrease from 0.65% to 0.60% of the average daily net assets. If average daily net assets in the Fund exceed $100 million, the advisory fee paid by the Fund will decrease from 0.60% to 0.55% of average daily net assets. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that these economies of scale support the approval of the New Sub-Advisory Agreement.

Operating Expenses of the Fund. The Board reviewed the operating expenses of the Turner Core Growth Fund. The Board noted that in addition to MFIA's advisory fee, which includes the sub-advisory fees payable to the sub-adviser, the Fund is also responsible for payment of a portion of the Company's operating expenses. The Board noted that MFIA has contractually agreed to reimburse the Fund for expenses (other than advisory fees, brokerage or other portfolio transaction expenses for litigation, indemnification or other extraordinary expenses) to the extent that they exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that MFIA's contractual obligation to limit operating expenses is in the best interests of shareholders. The Board concluded that the operating expenses of the Fund will continue to be fair and reasonable and support the approval of the New Sub-Advisory Agreement.

Brokerage Transactions. The Board considered DSM's brokerage arrangements on behalf of the Turner Core Growth Fund. The Board concluded that brokerage fees to be paid by the Fund, DSM's trading practices and its soft dollar usage support the approval of the New Sub-Advisory Agreement.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was in the best interest of the Fund's shareholders to approve the New Sub-Advisory Agreement. The Directors also considered other factors, including the fact that the Fund would likely incur expenses including portfolio transaction expenses, in connection with the change in sub-adviser to DSM.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Directors, including the Independent Directors, concluded that the New Sub-Advisory Agreement with DSM should be approved for an initial two-year term.

M Fund, Inc.

SUPPLEMENTAL INFORMATION

The Statement of Additional Information includes additional information about the Funds' directors and is available, without charge, upon request, by calling 1-888-736-2878.

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2009 to June 30, 2009)
Brandes International Equity Fund
Actual	$1,000.00	$1,146.00	0.94%	$5.00
Hypothetical (5% return before expenses)	1,000.00	1,020.13	0.94%	4.71
Turner Core Growth Fund
Actual	1,000.00	1,262.50	0.70%	$3.93
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
Frontier Capital Appreciation Fund
Actual	1,000.00	1,380.70	1.14%	$6.73
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.14%	5.71

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2009 to June 30, 2009)
Business Opportunity Value Fund
Actual	$1,000.00	$1,101.70	0.89%	$4.64
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89%	4.46

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)          A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Daniel F. Byrne
Daniel F. Byrne
President/Principal Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel F. Byrne
Daniel F. Byrne
President/Principal Executive Officer

Date: August 26, 2009

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer
Date: August 26, 2009